Other Balance Sheet Components (Details) $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)
Accounts receivable, net:
Accounts receivable		$ 282,525			$ 243,712
Allowance for doubtful accounts:
Balance at the beginning of year	$ (22,761)	(16,307)	$ (11,054)
Additional provision charged to expenses	(14,933)	(21,574)	(10,385)
Write-off	22,714	15,120	5,132
Balance at the end of year	$ (14,980)	(22,761)	(16,307)
Accounts receivable, net		259,764			228,732
Prepaid expenses and other current assets:
Prepayments and loan to investees		58,916			91,940
Issuance cost of convertible debt					4,892
Rental and other deposits		9,264			10,369
Content fees and revenue share		12,047			7,125
Advertising and marketing fees		1,897			2,387
Dividend receivable		7,735			7,783
Others		15,488			15,812
Prepaid expenses and other current assets		105,347			140,308
Property and equipment, net:
Property and equipment, gross		240,579			235,244
Less: Accumulated depreciation		(176,850)			(187,749)
Property and equipment, net		63,729	$ 80,920		47,495
Other assets:
Prepayment for land use right and office building		158,957			178,294
Loan to an investee					97,930
Loan to a third party					21,000
Issuance cost of convertible debt		10,483
Investment related deposits		9,457			14,948
Deferred tax assets		4,320			7,769
Others		241			264
Total Other assets		183,458			320,205
Accrued liabilities:
Accrued sales rebates		63,407			61,163
Accrued payroll related expenses (including sales commission)		52,961			74,754
Advertising and marketing expenses		36,930			51,279
Content fees		9,550			8,614
Revenue share costs		27,352			35,815
Turnover tax		18,524			26,652
Deposit from an investee					19,608
Internet connection costs		14,532			13,109
Professional fee		3,255			4,684
Others		50,189			47,613
Total Accrued liabilities		276,700			343,291
Accounting Standards Update 2015-17 [Member] | Early Adoption
Other assets:
Current DTA reclassified		3,900
Current DTL reclassified		1,100
Loans Receivable | Minor Investee
Other assets:
Loan amount				¥ 620	98,000
Term of loan	3 years
Annual interest rate (as a percent)	8.00%
Loans Receivable | Company A
Other assets:
Loan amount					21,000
Term of loan	2 years
Annual interest rate (as a percent)	3.00%
Computers and equipment
Property and equipment, net:
Property and equipment, gross		211,236			204,949
Leasehold improvements
Property and equipment, net:
Property and equipment, gross		14,857			14,258
Furniture and fixtures
Property and equipment, net:
Property and equipment, gross		12,324			11,110
Other
Property and equipment, net:
Property and equipment, gross		$ 2,162			$ 4,927